DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Foreign Exchange Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 12,570	$ 14,902
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	2,912	4,383
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 868	$ 1,871
Average Exchange Rate	130.00%	135.00%
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 553	$ 679
Average Exchange Rate	79.00%	75.00%
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 494	$ 642
Average Exchange Rate	71.00%	73.00%
Foreign exchange contracts | Euro
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 328	$ 367
Average Exchange Rate	114.00%	121.00%
Foreign exchange contracts | Indian rupees
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 25	$ 216
Average Exchange Rate	1.20%	1.30%
Foreign exchange contracts | COP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 15	$ 27
Average Exchange Rate	0.02%	0.02%
Foreign exchange contracts | Peruvian soles
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 9	$ 9
Average Exchange Rate	26.00%	26.00%
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional Amount (U.S. Dollars)	$ 620	$ 572
Average Exchange Rate	0.00%	0.00%